Loan Receivable - Third Party, Net (Tables)	6 Months Ended
Jun. 30, 2025
Loan Receivable - Third Party, Net [Abstract]
Schedule of Loan Receivable - Third Party, Net

Loan receivable – third party, net consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,039,346
Less: Allowance for credit loss	-	(132,194)	(103,935)
Loan receivable – third party, net	2,621,944	1,189,750	935,411